Effects of Regulation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Regulated Generating Units To Be Retired Before Or During 2016
Gross Investment	$ 25,074,000		$ 26,279,000
Accumulated Depreciation	19,288,000		18,691,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	40,997,000		38,763,000
Regulatory Liability, Noncurrent	3,694,000		3,544,000
Regulatory Assets
Current Regulatory Assets	80,000		88,000
Noncurrent Regulatory Assets	4,376,000		5,106,000
Regulatory Liabilities
Current Regulatory Liabilities	119,000		47,000
Noncurrent Regulatory Liabilities	3,694,000		3,544,000
Effects of Regulation (Textuals) [Abstract]
Customer Accounts Receivable	746,000		685,000
Generating Units Probable of Abandonment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Gross Investment	1,462,000
Accumulated Depreciation	716,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	746,000
Regulatory Liability, Noncurrent	164,000
Regulatory Liabilities
Noncurrent Regulatory Liabilities	164,000
Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Gross Investment	6,745,172		5,632,665
Accumulated Depreciation	3,617,990		3,196,639
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	8,969,210		8,109,642
Regulatory Liability, Noncurrent	631,225		607,680
Regulatory Assets
Current Regulatory Assets	39,811		74,906
Noncurrent Regulatory Assets	1,003,890		1,435,704
Regulatory Liabilities
Current Regulatory Liabilities	107,048		0
Noncurrent Regulatory Liabilities	631,225		607,680
Effects of Regulation (Textuals) [Abstract]
Customer Accounts Receivable	142,010		158,380
Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Gross Investment	3,764,429		3,888,230
Accumulated Depreciation	2,391,652		2,284,258
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	5,532,935		5,266,792
Regulatory Liability, Noncurrent	472,128		476,471
Regulatory Assets
Current Regulatory Assets	17,949		8,527
Noncurrent Regulatory Assets	369,905		403,278
Regulatory Liabilities
Current Regulatory Liabilities	7,275		16,761
Noncurrent Regulatory Liabilities	472,128		476,471
Effects of Regulation (Textuals) [Abstract]
Customer Accounts Receivable	86,263		39,349
Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Gross Investment	0		8,673,296
Accumulated Depreciation	1,973,042		5,242,805
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	4,465,780		10,092,624
Regulatory Liability, Noncurrent	435,499		451,071
Regulatory Assets
Noncurrent Regulatory Assets	1,378,697		1,420,966
Regulatory Liabilities
Current Regulatory Liabilities	0		14,848
Noncurrent Regulatory Liabilities	435,499		451,071
Effects of Regulation (Textuals) [Abstract]
Customer Accounts Receivable	67,054		135,954
Public Service Co of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Gross Investment	1,203,221		1,346,530
Accumulated Depreciation	1,323,522		1,278,941
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	3,165,959		2,939,782
Regulatory Liability, Noncurrent	327,673		344,817
Regulatory Assets
Current Regulatory Assets	3,298		0
Noncurrent Regulatory Assets	156,690		202,328
Regulatory Liabilities
Current Regulatory Liabilities	0		7,945
Noncurrent Regulatory Liabilities	327,673		344,817
Effects of Regulation (Textuals) [Abstract]
Customer Accounts Receivable	32,314		31,047
Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Gross Investment	3,577,906		4,062,733
Accumulated Depreciation	3,299,349		3,232,135
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	5,056,364		4,728,568
Regulatory Liability, Noncurrent	1,112,645		948,292
Regulatory Assets
Current Regulatory Assets	3,397		4,676
Noncurrent Regulatory Assets	524,114		540,019
Regulatory Liabilities
Current Regulatory Liabilities	1,976		0
Noncurrent Regulatory Liabilities	1,112,645		948,292
Effects of Regulation (Textuals) [Abstract]
Customer Accounts Receivable	63,011		61,776
AEP Subsidiaries [Member] | Generating Units Probable of Abandonment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Gross Investment	1,038,061
Accumulated Depreciation	535,609
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	502,452
Regulatory Liability, Noncurrent	117,298
Regulatory Liabilities
Noncurrent Regulatory Liabilities	117,298
Regulatory Liabilities Being Paid [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	3,686,000		3,435,000
Regulatory Liabilities
Noncurrent Regulatory Liabilities	3,686,000		3,435,000
Regulatory Liabilities Being Paid [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	630,976		607,431
Regulatory Liabilities
Noncurrent Regulatory Liabilities	630,976		607,431
Regulatory Liabilities Being Paid [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	472,128		380,377
Regulatory Liabilities
Noncurrent Regulatory Liabilities	472,128		380,377
Regulatory Liabilities Being Paid [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	430,501		446,444
Regulatory Liabilities
Noncurrent Regulatory Liabilities	430,501		446,444
Regulatory Liabilities Being Paid [Member] | Public Service Co of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	324,790		336,033
Regulatory Liabilities
Noncurrent Regulatory Liabilities	324,790		336,033
Regulatory Liabilities Being Paid [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	1,112,532		948,168
Regulatory Liabilities
Noncurrent Regulatory Liabilities	1,112,532		948,168
Regulatory Liabilities Not Yet Being Paid [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	8,000		109,000
Regulatory Liabilities
Noncurrent Regulatory Liabilities	8,000		109,000
Regulatory Liabilities Not Yet Being Paid [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	249		249
Regulatory Liabilities
Noncurrent Regulatory Liabilities	249		249
Regulatory Liabilities Not Yet Being Paid [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	0		96,094
Regulatory Liabilities
Noncurrent Regulatory Liabilities	0		96,094
Regulatory Liabilities Not Yet Being Paid [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	4,998		4,627
Regulatory Liabilities
Noncurrent Regulatory Liabilities	4,998		4,627
Regulatory Liabilities Not Yet Being Paid [Member] | Public Service Co of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	2,883		8,784
Regulatory Liabilities
Noncurrent Regulatory Liabilities	2,883		8,784
Regulatory Liabilities Not Yet Being Paid [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	113		124
Regulatory Liabilities
Noncurrent Regulatory Liabilities	113		124
Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	4,046,000		4,802,000
Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	892,672		1,278,144
Regulatory Assets Being Recovered [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	358,877		394,278
Regulatory Assets Being Recovered [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	1,271,623		1,340,442
Regulatory Assets Being Recovered [Member] | Public Service Co of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets	137,102		201,905
Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	488,728		526,755
Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	330,000		304,000
Regulatory Assets Not Yet Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	111,218		157,560
Regulatory Assets Not Yet Being Recovered [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	11,028		9,000
Regulatory Assets Not Yet Being Recovered [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	107,074		80,524
Regulatory Assets Not Yet Being Recovered [Member] | Public Service Co of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets	19,588		423
Regulatory Assets Not Yet Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	35,386		13,264
Acquisition of Valley Electric Membership Corporation [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Southwestern Electric Power Co [Member]

Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	2
Regulatory Assets
Noncurrent Regulatory Assets	4,100		6,443
Remaining Recovery Period, Noncurrent	2
Asset Retirement Obligation [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	33
Regulatory Assets
Noncurrent Regulatory Assets	8,000		9,000
Remaining Recovery Period, Noncurrent	33
Asset Retirement Obligation [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	4
Regulatory Assets
Noncurrent Regulatory Assets	6,453		8,489
Remaining Recovery Period, Noncurrent	4
Asset Retirement Obligation [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	7
Regulatory Assets
Noncurrent Regulatory Assets	696		808
Remaining Recovery Period, Noncurrent	7
Cook Nuclear Plant Refueling Outage Levelization [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	3
Regulatory Assets
Noncurrent Regulatory Assets	58,000		27,000
Remaining Recovery Period, Noncurrent	3
Cook Nuclear Plant Refueling Outage Levelization [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	3
Regulatory Assets
Noncurrent Regulatory Assets	57,979		26,652
Remaining Recovery Period, Noncurrent	3
Deferred Wind Power Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		5,143
Economic Development Rider [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	1
Regulatory Assets
Noncurrent Regulatory Assets	791		5,488
Remaining Recovery Period, Noncurrent	1
Economic Development Rider [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	14,000		13,000
Economic Development Rider [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	13,854		13,213
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	55
Regulatory Assets
Noncurrent Regulatory Assets	1,390,000		1,353,000
Remaining Recovery Period, Noncurrent	55
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	26
Regulatory Assets
Noncurrent Regulatory Assets	531,302		525,549
Remaining Recovery Period, Noncurrent	26
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	31
Regulatory Assets
Noncurrent Regulatory Assets	247,827		230,220
Remaining Recovery Period, Noncurrent	31
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	29
Regulatory Assets
Noncurrent Regulatory Assets	150,183		190,685
Remaining Recovery Period, Noncurrent	29
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Public Service Co of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	34
Regulatory Assets
Noncurrent Regulatory Assets	88		3,785
Remaining Recovery Period, Noncurrent	34
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	30
Regulatory Assets
Noncurrent Regulatory Assets	250,478		222,252
Remaining Recovery Period, Noncurrent	30
Litigation Settlement [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	12
Regulatory Assets
Noncurrent Regulatory Assets	10,000		0
Remaining Recovery Period, Noncurrent	12
Litigation Settlement [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	12
Regulatory Assets
Noncurrent Regulatory Assets	10,382		0
Remaining Recovery Period, Noncurrent	12
Litigation Settlement [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		11,000
Litigation Settlement [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		11,098
Mountaineer Carbon Capture and Storage Product Validation Facility [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	13,000		14,000
Mountaineer Carbon Capture and Storage Product Validation Facility [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Appalachian Power Co [Member]

Regulatory Assets
Noncurrent Regulatory Assets	13,264		14,155
Off-system Sales Margin Sharing [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	4,409		0
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	18,000		15,000
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	665		0
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	522		0
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	49,000		29,000
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	2,413		1,762
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	660		2,779
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	1,293		810
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Public Service Co of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets	640		151
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	1,543		1,886
Other Regulatory Assets Not Yet Being Recovered [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	4,000		1,000
Other Regulatory Assets Not Yet Being Recovered [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	35,000		36,000
Other Regulatory Assets Not Yet Being Recovered [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Appalachian Power Co [Member]

Regulatory Assets
Noncurrent Regulatory Assets	168		0
Other Regulatory Assets Not Yet Being Recovered [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Southwestern Electric Power Co [Member]

Regulatory Assets
Noncurrent Regulatory Assets	1,951		2,188
Other Regulatory Assets Not Yet Being Recovered [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		30
Other Regulatory Assets Not Yet Being Recovered [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Public Service Co of Oklahoma [Member]

Regulatory Assets
Noncurrent Regulatory Assets	845		423
Other Regulatory Assets Not Yet Being Recovered [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Indiana Michigan Power Co [Member]

Regulatory Assets
Noncurrent Regulatory Assets	3,616		786
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	2
Regulatory Assets
Noncurrent Regulatory Assets	44,000		12,000
Remaining Recovery Period, Noncurrent	2
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	1
Regulatory Assets
Noncurrent Regulatory Assets	2,584		1,467
Remaining Recovery Period, Noncurrent	1
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	2
Regulatory Assets
Noncurrent Regulatory Assets	18,529		0
Remaining Recovery Period, Noncurrent	2
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Public Service Co of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	1
Regulatory Assets
Noncurrent Regulatory Assets	11,333		6,248
Remaining Recovery Period, Noncurrent	1
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	1
Regulatory Assets
Noncurrent Regulatory Assets	4,457		2,608
Remaining Recovery Period, Noncurrent	1
Postemployment Benefits [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	5
Regulatory Assets
Noncurrent Regulatory Assets	40,000		45,000
Remaining Recovery Period, Noncurrent	5
Postemployment Benefits [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	5
Regulatory Assets
Noncurrent Regulatory Assets	19,772		22,663
Remaining Recovery Period, Noncurrent	5
Postemployment Benefits [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	5
Regulatory Assets
Noncurrent Regulatory Assets	6,198		7,658
Remaining Recovery Period, Noncurrent	5
Postemployment Benefits [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	5
Regulatory Assets
Noncurrent Regulatory Assets	9,096		8,897
Remaining Recovery Period, Noncurrent	5
Red Rock Generating Facility [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	43
Regulatory Assets
Noncurrent Regulatory Assets	10,000		10,000
Remaining Recovery Period, Noncurrent	43
Red Rock Generating Facility [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Public Service Co of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	43
Regulatory Assets
Noncurrent Regulatory Assets	9,728		9,954
Remaining Recovery Period, Noncurrent	43
Regional Transmission Organization Formation/Integration Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	6
Regulatory Assets
Noncurrent Regulatory Assets	12,000		15,000
Remaining Recovery Period, Noncurrent	6
Regional Transmission Organization Formation/Integration Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]

Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	6
Regulatory Assets
Noncurrent Regulatory Assets	3,473		4,370
Remaining Recovery Period, Noncurrent	6
Regional Transmission Organization Formation/Integration Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	6
Regulatory Assets
Noncurrent Regulatory Assets	5,232		6,594
Remaining Recovery Period, Noncurrent	6
Regional Transmission Organization Formation/Integration Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]

Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	6
Regulatory Assets
Noncurrent Regulatory Assets	2,544		3,229
Remaining Recovery Period, Noncurrent	6
Storm Related Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	5
Regulatory Assets
Noncurrent Regulatory Assets	17,000		36,000
Remaining Recovery Period, Noncurrent	5
Storm Related Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	5
Regulatory Assets
Noncurrent Regulatory Assets	17,167		21,371
Remaining Recovery Period, Noncurrent	5
Storm Related Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		337
Storm Related Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Public Service Co of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		14,172
Storm Related Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	22,000		23,000
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	5
Regulatory Assets
Noncurrent Regulatory Assets	18,000		27,000
Remaining Recovery Period, Noncurrent	5
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	5
Regulatory Assets
Noncurrent Regulatory Assets	11,100		13,712
Remaining Recovery Period, Noncurrent	5
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	161,000		172,000
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	65,206		94,458
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	57,589		61,828
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Public Service Co of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets	18,743		0
Ohio Transmission Cost Recovery Rider [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	2
Regulatory Assets
Noncurrent Regulatory Assets	87,000		49,000
Remaining Recovery Period, Noncurrent	2
Ohio Transmission Cost Recovery Rider [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	2
Regulatory Assets
Noncurrent Regulatory Assets	86,621		49,391
Remaining Recovery Period, Noncurrent	2
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	30
Regulatory Assets
Noncurrent Regulatory Assets	81,000		82,000
Remaining Recovery Period, Noncurrent	30
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	29
Regulatory Assets
Noncurrent Regulatory Assets	11,622		12,969
Remaining Recovery Period, Noncurrent	29
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	30
Regulatory Assets
Noncurrent Regulatory Assets	8,165		9,379
Remaining Recovery Period, Noncurrent	30
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	25
Regulatory Assets
Noncurrent Regulatory Assets	13,033		13,215
Remaining Recovery Period, Noncurrent	25
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Public Service Co of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	19
Regulatory Assets
Noncurrent Regulatory Assets	9,455		10,923
Remaining Recovery Period, Noncurrent	19
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	19
Regulatory Assets
Noncurrent Regulatory Assets	21,508		15,871
Remaining Recovery Period, Noncurrent	19
Unrealized Loss on Forward Commitments [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		8,000
Unrealized Loss on Forward Commitments [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	1
Regulatory Assets
Noncurrent Regulatory Assets	3		427
Remaining Recovery Period, Noncurrent	1
Unrealized Loss on Forward Commitments [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Public Service Co of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	1
Regulatory Assets
Noncurrent Regulatory Assets	2		5,347
Remaining Recovery Period, Noncurrent	1
Vegetation Management [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	1
Regulatory Assets
Noncurrent Regulatory Assets	14,000		13,000
Remaining Recovery Period, Noncurrent	1
Vegetation Management [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Public Service Co of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	1
Regulatory Assets
Noncurrent Regulatory Assets	13,963		13,388
Remaining Recovery Period, Noncurrent	1
Virginia Environmental and Reliability Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		560
Virginia Transmission Rate Adjustment Clause [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	2
Regulatory Assets
Noncurrent Regulatory Assets	47,000		33,000
Remaining Recovery Period, Noncurrent	2
Virginia Transmission Rate Adjustment Clause [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	2
Regulatory Assets
Noncurrent Regulatory Assets	47,322		32,992
Remaining Recovery Period, Noncurrent	2
Virginia Environmental Rate Adjustment Clause [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	1
Regulatory Assets
Noncurrent Regulatory Assets	27,000		8,000
Remaining Recovery Period, Noncurrent	1
Virginia Environmental Rate Adjustment Clause [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	1
Regulatory Assets
Noncurrent Regulatory Assets	27,426		8,347
Remaining Recovery Period, Noncurrent	1
Virginia Environmental Rate Adjustment Clause [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	2,000		29,000
Virginia Environmental Rate Adjustment Clause [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	2,440		29,320
West Virginia Expanded Net Energy Charge [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		273,000
West Virginia Expanded Net Energy Charge [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		272,783
West Virginia Expanded Net Energy Charge [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		26,000
West Virginia Expanded Net Energy Charge [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		25,932
Deferred Restructuring Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	5
Regulatory Assets
Noncurrent Regulatory Assets	11,000		15,000
Remaining Recovery Period, Noncurrent	5
Deferred Restructuring Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	5
Regulatory Assets
Noncurrent Regulatory Assets	8,525		10,531
Remaining Recovery Period, Noncurrent	5
Deferred Restructuring Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	2
Regulatory Assets
Noncurrent Regulatory Assets	2,423		3,688
Remaining Recovery Period, Noncurrent	2
Deferred PJM Fees [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		14,000
Deferred PJM Fees [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		13,998
Texas Meter Replacement Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	15
Regulatory Assets
Noncurrent Regulatory Assets	77,000		47,000
Remaining Recovery Period, Noncurrent	15
Transmission Agreement Phase-In [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	3,313		2,992
Mountaineer Carbon Capture and Storage Commercial Scale Facility [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Appalachian Power Co [Member]

Regulatory Assets
Noncurrent Regulatory Assets	1,287		1,287
Mountaineer Carbon Capture and Storage Commercial Scale Facility [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Southwestern Electric Power Co [Member]

Regulatory Assets
Noncurrent Regulatory Assets	1,143		2,295
Mountaineer Carbon Capture and Storage Commercial Scale Facility [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Indiana Michigan Power Co [Member]

Regulatory Assets
Noncurrent Regulatory Assets	0		1,380
River Transportation Division Expenses [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	1
Regulatory Assets
Noncurrent Regulatory Assets	4,090		4,576
Remaining Recovery Period, Noncurrent	1
Customer Choice Implementation Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		1,493
Enhanced Service Reliability Plan [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	2
Regulatory Assets
Noncurrent Regulatory Assets	6,836		557
Remaining Recovery Period, Noncurrent	2
Deferral of Major Generation Overhauls [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Public Service Co of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	4
Regulatory Assets
Noncurrent Regulatory Assets	2,933		4,533
Remaining Recovery Period, Noncurrent	4
Rate Case Expense [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	7,934		4,517
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning a Return [Member]
Regulatory Assets
Current Regulatory Assets	61,000		86,000
Remaining Recovery Period, Current	1
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Appalachian Power Co [Member]
Regulatory Assets
Current Regulatory Assets	39,811		74,906
Remaining Recovery Period, Current	1
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Current Regulatory Assets	17,949		8,527
Remaining Recovery Period, Current	1
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Public Service Co of Oklahoma [Member]
Regulatory Assets
Current Regulatory Assets	3,298		0
Remaining Recovery Period, Current	1
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Current Regulatory Assets	0		3,029
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	5
Regulatory Assets
Noncurrent Regulatory Assets	445,000		519,000
Remaining Recovery Period, Noncurrent	5
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	5
Regulatory Assets
Noncurrent Regulatory Assets	444,959		518,595
Remaining Recovery Period, Noncurrent	5
Deferred Fuel Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member]
Regulatory Assets
Current Regulatory Assets	19,000		2,000
Remaining Recovery Period, Current	1
Deferred Fuel Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Ohio Power Co [Member]
Regulatory Assets
Current Regulatory Assets	15,829		0
Remaining Recovery Period, Current	1
Deferred Fuel Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Current Regulatory Assets	3,397		1,647
Remaining Recovery Period, Current	1
Ohio Distribution Decoupling | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	2
Regulatory Assets
Noncurrent Regulatory Assets	31,000		0
Remaining Recovery Period, Noncurrent	2
Ohio Distribution Decoupling | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	2
Regulatory Assets
Noncurrent Regulatory Assets	31,329		0
Remaining Recovery Period, Noncurrent	2
Ohio Distribution Decoupling | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		16,000
Ohio Distribution Decoupling | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		16,198
Ohio Capacity Deferral [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	5
Regulatory Assets
Noncurrent Regulatory Assets	288,000		66,000
Remaining Recovery Period, Noncurrent	5
Ohio Capacity Deferral [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	5
Regulatory Assets
Noncurrent Regulatory Assets	288,060		65,818
Remaining Recovery Period, Noncurrent	5
Dresden Plant Operating Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		8,758
Ormet Special Rate Recovery Mechanism | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	36,000		5,000
Ormet Special Rate Recovery Mechanism | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	35,631		5,453
Base Load Purchase Power Contract [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Public Service Co of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	1
Regulatory Assets
Noncurrent Regulatory Assets	6,400		0
Remaining Recovery Period, Noncurrent	1
Virginia Generation Rate Adjustment Clause [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	2
Regulatory Assets
Noncurrent Regulatory Assets	6,491		3,469
Remaining Recovery Period, Noncurrent	2
Ohio Deferred Asset Recovery Rider [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		152,000
Ohio Deferred Asset Recovery Rider [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		152,039
Welsh Plant Unit 2 [Member] | Generating Units Probable of Abandonment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Gross Investment	175,000
Accumulated Depreciation	93,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	82,000
Regulatory Liability, Noncurrent	19,000
Expected Retirement Date	2016
Remaining Recovery Period, Noncurrent	27
Regulatory Assets
Remaining Recovery Period, Noncurrent	27
Regulatory Liabilities
Noncurrent Regulatory Liabilities	19,000
Welsh Plant Unit 2 [Member] | Southwestern Electric Power Co [Member] | Generating Units Probable of Abandonment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Gross Investment	174,919
Accumulated Depreciation	92,973
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	81,946
Regulatory Liability, Noncurrent	19,054
Expected Retirement Date	2016
Remaining Recovery Period, Noncurrent	27
Regulatory Assets
Remaining Recovery Period, Noncurrent	27
Regulatory Liabilities
Noncurrent Regulatory Liabilities	19,054
Northeastern Station Unit 4 [Member] | Generating Units Probable of Abandonment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Gross Investment	182,000
Accumulated Depreciation	89,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	93,000
Regulatory Liability, Noncurrent	11,000
Expected Retirement Date	2016
Remaining Recovery Period, Noncurrent	27
Regulatory Assets
Remaining Recovery Period, Noncurrent	27
Regulatory Liabilities
Noncurrent Regulatory Liabilities	11,000
Northeastern Station Unit 4 [Member] | Public Service Co of Oklahoma [Member] | Generating Units Probable of Abandonment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Gross Investment	181,652
Accumulated Depreciation	88,836
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	92,816
Regulatory Liability, Noncurrent	11,142
Expected Retirement Date	2016
Remaining Recovery Period, Noncurrent	27
Regulatory Assets
Remaining Recovery Period, Noncurrent	27
Regulatory Liabilities
Noncurrent Regulatory Liabilities	11,142
Tanners Creek Plant Units 1 Through 4 [Member] | Generating Units Probable of Abandonment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Gross Investment	681,000
Accumulated Depreciation	354,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	327,000
Regulatory Liability, Noncurrent	87,000
Expected Retirement Date	2015
Remaining Recovery Period, Noncurrent	17
Regulatory Assets
Remaining Recovery Period, Noncurrent	17
Regulatory Liabilities
Noncurrent Regulatory Liabilities	87,000
Tanners Creek Plant Units 1 Through 4 [Member] | Indiana Michigan Power Co [Member] | Generating Units Probable of Abandonment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Gross Investment	681,490
Accumulated Depreciation	353,800
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	327,690
Regulatory Liability, Noncurrent	87,102
Expected Retirement Date	2015
Remaining Recovery Period, Noncurrent	17
Regulatory Assets
Remaining Recovery Period, Noncurrent	17
Regulatory Liabilities
Noncurrent Regulatory Liabilities	87,102
Big Sandy Plant Unit 2 [Member] | Generating Units Probable of Abandonment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Gross Investment	424,000
Accumulated Depreciation	180,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	244,000
Regulatory Liability, Noncurrent	47,000
Expected Retirement Date	2015
Remaining Recovery Period, Noncurrent	27
Regulatory Assets
Remaining Recovery Period, Noncurrent	27
Regulatory Liabilities
Noncurrent Regulatory Liabilities	47,000
Indiana Under-Recovered Capacity Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	22,000		0
Indiana Under-Recovered Capacity Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	21,945		0
Expanded Net Energy Charge - Coal Inventory [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	21,000		0
Expanded Net Energy Charge - Coal Inventory [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	20,528		0
United Mine Workers of America Pension Withdrawal [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	12
Regulatory Assets
Noncurrent Regulatory Assets	27,000		0
Remaining Recovery Period, Noncurrent	12
Under-Recovery of Transmission Cost Recovery Factor [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	1
Regulatory Assets
Noncurrent Regulatory Assets	20,000		6,000
Remaining Recovery Period, Noncurrent	1
Under-Recovered Distribution Investment Rider [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	1
Regulatory Assets
Noncurrent Regulatory Assets	9,000		1,000
Remaining Recovery Period, Noncurrent	1
Under-Recovered Distribution Investment Rider [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	1
Regulatory Assets
Noncurrent Regulatory Assets	8,677		1,304
Remaining Recovery Period, Noncurrent	1
Virginia Demand Response Program Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	5,012		1,447
Indiana Deferred Cook Plant Life Cycle Management Project Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Indiana Michigan Power Co [Member]

Regulatory Assets
Noncurrent Regulatory Assets	4,093		0
Stranded Costs on Abandoned Plants [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	3,896		0
Cook Plant, Unit 2 Baffle Bolts [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	25
Regulatory Assets
Noncurrent Regulatory Assets	7,248		0
Remaining Recovery Period, Noncurrent	25
Partnership with Ohio Contribution [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	2
Regulatory Assets
Noncurrent Regulatory Assets	1,410		2,405
Remaining Recovery Period, Noncurrent	2
Under-Recovered gridSMART Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	2
Regulatory Assets
Noncurrent Regulatory Assets	8,396		0
Remaining Recovery Period, Noncurrent	2
Texas Base Rate Case [Member] | Southwestern Electric Power Co [Member]
Effects of Regulation (Textuals) [Abstract]
Customer Accounts Receivable	42,000
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	11
Regulatory Assets
Noncurrent Regulatory Assets	1,157,000		1,896,000
Remaining Recovery Period, Noncurrent	11
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]

Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	11
Regulatory Assets
Noncurrent Regulatory Assets	192,464		312,645
Remaining Recovery Period, Noncurrent	11
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Southwestern Electric Power Co [Member]

Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	11
Regulatory Assets
Noncurrent Regulatory Assets	89,672		143,226
Remaining Recovery Period, Noncurrent	11
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	11
Regulatory Assets
Noncurrent Regulatory Assets	188,722		309,685
Remaining Recovery Period, Noncurrent	11
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Public Service Co of Oklahoma [Member]

Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	11
Regulatory Assets
Noncurrent Regulatory Assets	77,171		133,404
Remaining Recovery Period, Noncurrent	11
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]

Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	11
Regulatory Assets
Noncurrent Regulatory Assets	100,132		220,797
Remaining Recovery Period, Noncurrent	11
Other Postretirement Benefit Plans [Member] | Medicare Subsidy [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	11
Regulatory Assets
Noncurrent Regulatory Assets	51,000		0
Remaining Recovery Period, Noncurrent	11
Other Postretirement Benefit Plans [Member] | Medicare Subsidy [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]

Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	11
Regulatory Assets
Noncurrent Regulatory Assets	6,477		0
Remaining Recovery Period, Noncurrent	11
Other Postretirement Benefit Plans [Member] | Medicare Subsidy [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Southwestern Electric Power Co [Member]

Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	11
Regulatory Assets
Noncurrent Regulatory Assets	5,866		0
Remaining Recovery Period, Noncurrent	11
Other Postretirement Benefit Plans [Member] | Medicare Subsidy [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Ohio Power Co [Member]

Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	11
Regulatory Assets
Noncurrent Regulatory Assets	11,354		0
Remaining Recovery Period, Noncurrent	11
Other Postretirement Benefit Plans [Member] | Medicare Subsidy [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Public Service Co of Oklahoma [Member]

Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	11
Regulatory Assets
Noncurrent Regulatory Assets	5,389		0
Remaining Recovery Period, Noncurrent	11
Other Postretirement Benefit Plans [Member] | Medicare Subsidy [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]

Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	11
Regulatory Assets
Noncurrent Regulatory Assets	11,221		0
Remaining Recovery Period, Noncurrent	11
Regulatory Liabilities Currently Paying a Return [Member] | Advanced Metering Infrastructure Surcharge [Member] | Regulatory Liabilities Being Paid [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	68,000		83,000
Regulatory Liabilities
Noncurrent Regulatory Liabilities	68,000		83,000
Remaining Refund Period, Noncurrent	7
Regulatory Liabilities Currently Paying a Return [Member] | Asset Removal Costs [Member] | Regulatory Liabilities Being Paid [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	2,589,000	[1]	2,511,000	[1]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	2,589,000	[1]	2,511,000	[1]
Regulatory Liabilities Currently Paying a Return [Member] | Asset Removal Costs [Member] | Regulatory Liabilities Being Paid [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	583,723	[1]	552,590	[1]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	583,723	[1]	552,590	[1]
Regulatory Liabilities Currently Paying a Return [Member] | Asset Removal Costs [Member] | Regulatory Liabilities Being Paid [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	372,381	[1]	362,838	[1]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	372,381	[1]	362,838	[1]
Regulatory Liabilities Currently Paying a Return [Member] | Asset Removal Costs [Member] | Regulatory Liabilities Being Paid [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	421,061	[1]	416,461	[1]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	421,061	[1]	416,461	[1]
Regulatory Liabilities Currently Paying a Return [Member] | Asset Removal Costs [Member] | Regulatory Liabilities Being Paid [Member] | Public Service Co of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	276,418	[1]	280,446	[1]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	276,418	[1]	280,446	[1]
Regulatory Liabilities Currently Paying a Return [Member] | Asset Removal Costs [Member] | Regulatory Liabilities Being Paid [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	389,025	[1]	381,116	[1]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	389,025	[1]	381,116	[1]
Regulatory Liabilities Currently Paying a Return [Member] | Deferred Investment Tax Credits [Member] | Regulatory Liabilities Being Paid [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	29,000		23,000
Regulatory Liabilities
Noncurrent Regulatory Liabilities	29,000		23,000
Remaining Refund Period, Noncurrent	47
Regulatory Liabilities Currently Paying a Return [Member] | Deferred Investment Tax Credits [Member] | Regulatory Liabilities Being Paid [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	1,863		2,823
Regulatory Liabilities
Noncurrent Regulatory Liabilities	1,863		2,823
Remaining Refund Period, Noncurrent	47
Regulatory Liabilities Currently Paying a Return [Member] | Deferred Investment Tax Credits [Member] | Regulatory Liabilities Being Paid [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	165		322
Regulatory Liabilities
Noncurrent Regulatory Liabilities	165		322
Remaining Refund Period, Noncurrent	8
Regulatory Liabilities Currently Paying a Return [Member] | Deferred Investment Tax Credits [Member] | Regulatory Liabilities Being Paid [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	0		0
Regulatory Liabilities
Noncurrent Regulatory Liabilities	0		0
Regulatory Liabilities Currently Paying a Return [Member] | Excess Earnings [Member] | Regulatory Liabilities Being Paid [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	12,000		12,000
Regulatory Liabilities
Noncurrent Regulatory Liabilities	12,000		12,000
Remaining Refund Period, Noncurrent	40
Regulatory Liabilities Currently Paying a Return [Member] | Excess Earnings [Member] | Regulatory Liabilities Being Paid [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	2,903		2,975
Regulatory Liabilities
Noncurrent Regulatory Liabilities	2,903		2,975
Remaining Refund Period, Noncurrent	40
Regulatory Liabilities Currently Paying a Return [Member] | Other Regulatory Liabilities Being Paid [Member] | Regulatory Liabilities Being Paid [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	1,000		1,000
Regulatory Liabilities
Noncurrent Regulatory Liabilities	1,000		1,000
Regulatory Liabilities Currently Paying a Return [Member] | Other Regulatory Liabilities Being Paid [Member] | Regulatory Liabilities Being Paid [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	1,286		838
Regulatory Liabilities
Noncurrent Regulatory Liabilities	1,286		838
Regulatory Liabilities Currently Paying a Return [Member] | Other Regulatory Liabilities Not Yet Being Paid [Member] | Regulatory Liabilities Not Yet Being Paid [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	5,000		4,000
Regulatory Liabilities
Noncurrent Regulatory Liabilities	5,000		4,000
Regulatory Liabilities Currently Paying a Return [Member] | Louisiana Refundable Construction Financing Costs [Member] | Regulatory Liabilities Being Paid [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	78,000		0
Regulatory Liabilities
Noncurrent Regulatory Liabilities	78,000		0
Remaining Refund Period, Noncurrent	5
Regulatory Liabilities Currently Paying a Return [Member] | Louisiana Refundable Construction Financing Costs [Member] | Regulatory Liabilities Being Paid [Member] | Southwestern Electric Power Co [Member]

Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	77,664		0
Regulatory Liabilities
Noncurrent Regulatory Liabilities	77,664		0
Remaining Refund Period, Noncurrent	5
Regulatory Liabilities Currently Paying a Return [Member] | Louisiana Refundable Construction Financing Costs [Member] | Regulatory Liabilities Not Yet Being Paid [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	0		96,000
Regulatory Liabilities
Noncurrent Regulatory Liabilities	0		96,000
Regulatory Liabilities Currently Paying a Return [Member] | Louisiana Refundable Construction Financing Costs [Member] | Regulatory Liabilities Not Yet Being Paid [Member] | Southwestern Electric Power Co [Member]

Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	0		96,094
Regulatory Liabilities
Noncurrent Regulatory Liabilities	0		96,094
Regulatory Liabilities Currently Paying a Return [Member] | Deferred Fuel Costs [Member]
Regulatory Liabilities
Current Regulatory Liabilities	9,000		25,000
Remaining Refund Period, Current	1
Regulatory Liabilities Currently Paying a Return [Member] | Deferred Fuel Costs [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Current Regulatory Liabilities	7,275		16,761
Remaining Refund Period, Current	1
Regulatory Liabilities Currently Paying a Return [Member] | Deferred Fuel Costs [Member] | Public Service Co of Oklahoma [Member]
Regulatory Liabilities
Current Regulatory Liabilities	0		7,945
Regulatory Liabilities Currently Paying a Return [Member] | Deferred Fuel Costs [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Current Regulatory Liabilities	1,976		0
Remaining Refund Period, Current	1
Regulatory Liabilities Currently Paying a Return [Member] | Integrated Gasification Combined Cycle Preconstruction Costs [Member] | Regulatory Liabilities Not Yet Being Paid [Member] | Ohio Power Co [Member]

Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	4,782		4,411
Regulatory Liabilities
Noncurrent Regulatory Liabilities	4,782		4,411
Regulatory Liabilities Currently Not Paying a Return [Member] | Deferred Investment Tax Credits [Member] | Regulatory Liabilities Being Paid [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	121,000		136,000
Regulatory Liabilities
Noncurrent Regulatory Liabilities	121,000		136,000
Remaining Refund Period, Noncurrent	49
Regulatory Liabilities Currently Not Paying a Return [Member] | Deferred Investment Tax Credits [Member] | Regulatory Liabilities Being Paid [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	122		382
Regulatory Liabilities
Noncurrent Regulatory Liabilities	122		382
Remaining Refund Period, Noncurrent	2
Regulatory Liabilities Currently Not Paying a Return [Member] | Deferred Investment Tax Credits [Member] | Regulatory Liabilities Being Paid [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	11,207		12,769
Regulatory Liabilities
Noncurrent Regulatory Liabilities	11,207		12,769
Remaining Refund Period, Noncurrent	17
Regulatory Liabilities Currently Not Paying a Return [Member] | Deferred Investment Tax Credits [Member] | Regulatory Liabilities Being Paid [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	224		11,321
Regulatory Liabilities
Noncurrent Regulatory Liabilities	224		11,321
Remaining Refund Period, Noncurrent	7
Regulatory Liabilities Currently Not Paying a Return [Member] | Deferred Investment Tax Credits [Member] | Regulatory Liabilities Being Paid [Member] | Public Service Co of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	46,753		42,345
Regulatory Liabilities
Noncurrent Regulatory Liabilities	46,753		42,345
Remaining Refund Period, Noncurrent	51
Regulatory Liabilities Currently Not Paying a Return [Member] | Deferred Investment Tax Credits [Member] | Regulatory Liabilities Being Paid [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	43,200		48,130
Regulatory Liabilities
Noncurrent Regulatory Liabilities	43,200		48,130
Remaining Refund Period, Noncurrent	23
Regulatory Liabilities Currently Not Paying a Return [Member] | Deferred State Income Tax Coal Credits [Member] | Regulatory Liabilities Being Paid [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	28,000		29,000
Regulatory Liabilities
Noncurrent Regulatory Liabilities	28,000		29,000
Remaining Refund Period, Noncurrent	10
Regulatory Liabilities Currently Not Paying a Return [Member] | Deferred State Income Tax Coal Credits [Member] | Regulatory Liabilities Being Paid [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	28,255		29,296
Regulatory Liabilities
Noncurrent Regulatory Liabilities	28,255		29,296
Remaining Refund Period, Noncurrent	10
Regulatory Liabilities Currently Not Paying a Return [Member] | Excess Asset Retirement Obligations For Nuclear Decommissioning Liability [Member] | Regulatory Liabilities Being Paid [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	597,000	[2]	436,000	[2]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	597,000	[2]	436,000	[2]
Regulatory Liabilities Currently Not Paying a Return [Member] | Excess Asset Retirement Obligations For Nuclear Decommissioning Liability [Member] | Regulatory Liabilities Being Paid [Member] | Indiana Michigan Power Co [Member]

Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	597,113	[2]	435,717	[2]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	597,113	[2]	435,717	[2]
Regulatory Liabilities Currently Not Paying a Return [Member] | Off-system Sales Margin Sharing [Member] | Regulatory Liabilities Being Paid [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	0		7,611
Regulatory Liabilities
Noncurrent Regulatory Liabilities	0		7,611
Regulatory Liabilities Currently Not Paying a Return [Member] | Other Regulatory Liabilities Being Paid [Member] | Regulatory Liabilities Being Paid [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	13,000		27,000
Regulatory Liabilities
Noncurrent Regulatory Liabilities	13,000		27,000
Regulatory Liabilities Currently Not Paying a Return [Member] | Other Regulatory Liabilities Being Paid [Member] | Regulatory Liabilities Being Paid [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	414		0
Regulatory Liabilities
Noncurrent Regulatory Liabilities	414		0
Regulatory Liabilities Currently Not Paying a Return [Member] | Other Regulatory Liabilities Being Paid [Member] | Regulatory Liabilities Being Paid [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	1,784		827
Regulatory Liabilities
Noncurrent Regulatory Liabilities	1,784		827
Regulatory Liabilities Currently Not Paying a Return [Member] | Other Regulatory Liabilities Being Paid [Member] | Regulatory Liabilities Being Paid [Member] | Public Service Co of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	1,619		1,843
Regulatory Liabilities
Noncurrent Regulatory Liabilities	1,619		1,843
Regulatory Liabilities Currently Not Paying a Return [Member] | Other Regulatory Liabilities Being Paid [Member] | Regulatory Liabilities Being Paid [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	23		1,744
Regulatory Liabilities
Noncurrent Regulatory Liabilities	23		1,744
Regulatory Liabilities Currently Not Paying a Return [Member] | Other Regulatory Liabilities Not Yet Being Paid [Member] | Regulatory Liabilities Not Yet Being Paid [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	3,000		9,000
Regulatory Liabilities
Noncurrent Regulatory Liabilities	3,000		9,000
Regulatory Liabilities Currently Not Paying a Return [Member] | Other Regulatory Liabilities Not Yet Being Paid [Member] | Regulatory Liabilities Not Yet Being Paid [Member] | Appalachian Power Co [Member]

Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	249		249
Regulatory Liabilities
Noncurrent Regulatory Liabilities	249		249
Regulatory Liabilities Currently Not Paying a Return [Member] | Other Regulatory Liabilities Not Yet Being Paid [Member] | Regulatory Liabilities Not Yet Being Paid [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	216		216
Regulatory Liabilities
Noncurrent Regulatory Liabilities	216		216
Regulatory Liabilities Currently Not Paying a Return [Member] | Other Regulatory Liabilities Not Yet Being Paid [Member] | Regulatory Liabilities Not Yet Being Paid [Member] | Public Service Co of Oklahoma [Member]

Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	248		1,613
Regulatory Liabilities
Noncurrent Regulatory Liabilities	248		1,613
Regulatory Liabilities Currently Not Paying a Return [Member] | Other Regulatory Liabilities Not Yet Being Paid [Member] | Regulatory Liabilities Not Yet Being Paid [Member] | Indiana Michigan Power Co [Member]

Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	113		124
Regulatory Liabilities
Noncurrent Regulatory Liabilities	113		124
Regulatory Liabilities Currently Not Paying a Return [Member] | Over-recovery of Costs Related to gridSMART [Member] | Regulatory Liabilities Being Paid [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	73		3,501
Regulatory Liabilities
Noncurrent Regulatory Liabilities	73		3,501
Remaining Refund Period, Noncurrent	2
Regulatory Liabilities Currently Not Paying a Return [Member] | Over-recovery of Costs Related to gridSMART [Member] | Regulatory Liabilities Not Yet Being Paid [Member] | Public Service Co of Oklahoma [Member]

Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	2,635		3,964
Regulatory Liabilities
Noncurrent Regulatory Liabilities	2,635		3,964
Regulatory Liabilities Currently Not Paying a Return [Member] | Over-recovery of PJM Expenses [Member] | Regulatory Liabilities Being Paid [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	14,000		0
Regulatory Liabilities
Noncurrent Regulatory Liabilities	14,000		0
Remaining Refund Period, Noncurrent	2
Regulatory Liabilities Currently Not Paying a Return [Member] | Over-recovery of PJM Expenses [Member] | Regulatory Liabilities Being Paid [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	13,924		0
Regulatory Liabilities
Noncurrent Regulatory Liabilities	13,924		0
Remaining Refund Period, Noncurrent	2
Regulatory Liabilities Currently Not Paying a Return [Member] | Over-recovery of Transition Charges [Member] | Regulatory Liabilities Being Paid [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	40,000		57,000
Regulatory Liabilities
Noncurrent Regulatory Liabilities	40,000		57,000
Remaining Refund Period, Noncurrent	14
Regulatory Liabilities Currently Not Paying a Return [Member] | Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Liabilities Being Paid [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	18,000		31,000
Regulatory Liabilities
Noncurrent Regulatory Liabilities	18,000		31,000
Remaining Refund Period, Noncurrent	1
Regulatory Liabilities Currently Not Paying a Return [Member] | Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Liabilities Being Paid [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	746		907
Regulatory Liabilities
Noncurrent Regulatory Liabilities	746		907
Remaining Refund Period, Noncurrent	1
Regulatory Liabilities Currently Not Paying a Return [Member] | Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Liabilities Being Paid [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	901		0
Regulatory Liabilities
Noncurrent Regulatory Liabilities	901		0
Remaining Refund Period, Noncurrent	1
Regulatory Liabilities Currently Not Paying a Return [Member] | Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Liabilities Being Paid [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	0		12,596
Regulatory Liabilities
Noncurrent Regulatory Liabilities	0		12,596
Regulatory Liabilities Currently Not Paying a Return [Member] | Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Liabilities Being Paid [Member] | Public Service Co of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	0		2,915
Regulatory Liabilities
Noncurrent Regulatory Liabilities	0		2,915
Regulatory Liabilities Currently Not Paying a Return [Member] | Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Liabilities Being Paid [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	15,021		11,080
Regulatory Liabilities
Noncurrent Regulatory Liabilities	15,021		11,080
Remaining Refund Period, Noncurrent	1
Regulatory Liabilities Currently Not Paying a Return [Member] | Spent Nuclear Fuel Liability [Member] | Regulatory Liabilities Being Paid [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	43,000	[2]	43,000	[2]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	43,000	[2]	43,000	[2]
Regulatory Liabilities Currently Not Paying a Return [Member] | Spent Nuclear Fuel Liability [Member] | Regulatory Liabilities Being Paid [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	43,416	[2]	42,898	[2]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	43,416	[2]	42,898	[2]
Regulatory Liabilities Currently Not Paying a Return [Member] | Storm Related Costs [Member] | Regulatory Liabilities Not Yet Being Paid [Member] | Public Service Co of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	0		3,207
Regulatory Liabilities
Noncurrent Regulatory Liabilities	0		3,207
Regulatory Liabilities Currently Not Paying a Return [Member] | Unrealized Gain on Forward Commitments [Member] | Regulatory Liabilities Being Paid [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	35,000		46,000
Regulatory Liabilities
Noncurrent Regulatory Liabilities	35,000		46,000
Remaining Refund Period, Noncurrent	4
Regulatory Liabilities Currently Not Paying a Return [Member] | Unrealized Gain on Forward Commitments [Member] | Regulatory Liabilities Being Paid [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	15,853		21,433
Regulatory Liabilities
Noncurrent Regulatory Liabilities	15,853		21,433
Remaining Refund Period, Noncurrent	4
Regulatory Liabilities Currently Not Paying a Return [Member] | Unrealized Gain on Forward Commitments [Member] | Regulatory Liabilities Being Paid [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	2,920		0
Regulatory Liabilities
Noncurrent Regulatory Liabilities	2,920		0
Remaining Refund Period, Noncurrent	1
Regulatory Liabilities Currently Not Paying a Return [Member] | Unrealized Gain on Forward Commitments [Member] | Regulatory Liabilities Being Paid [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	10,810		19,872
Regulatory Liabilities
Noncurrent Regulatory Liabilities	10,810		19,872
Remaining Refund Period, Noncurrent	4
Regulatory Liabilities Currently Not Paying a Return [Member] | Vegetation Management [Member] | Regulatory Liabilities Being Paid [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	4,002		130
Regulatory Liabilities
Noncurrent Regulatory Liabilities	4,002		130
Remaining Refund Period, Noncurrent	1
Regulatory Liabilities Currently Not Paying a Return [Member] | Low Income Customers/Economic Recovery [Member] | Regulatory Liabilities Being Paid [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	1,724		2,243
Regulatory Liabilities
Noncurrent Regulatory Liabilities	1,724		2,243
Remaining Refund Period, Noncurrent	2
Regulatory Liabilities Currently Not Paying a Return [Member] | Deferred Fuel Costs [Member]
Regulatory Liabilities
Current Regulatory Liabilities	110,000		22,000
Remaining Refund Period, Current	1
Regulatory Liabilities Currently Not Paying a Return [Member] | Deferred Fuel Costs [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Current Regulatory Liabilities	107,048		0
Remaining Refund Period, Current	1
Regulatory Liabilities Currently Not Paying a Return [Member] | Deferred Fuel Costs [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Current Regulatory Liabilities	0		14,848
Regulatory Liabilities Currently Not Paying a Return [Member] | Base Load Purchase Power Contract [Member] | Regulatory Liabilities Being Paid [Member] | Public Service Co of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	0		8,484
Regulatory Liabilities
Noncurrent Regulatory Liabilities	0		8,484
Regulatory Liabilities Currently Not Paying a Return [Member] | Deferred Asset Phase-In Rider [Member] | Regulatory Liabilities Being Paid [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Regulatory Liability, Noncurrent	4,334		0
Regulatory Liabilities
Noncurrent Regulatory Liabilities	$ 4,334		$ 0
Remaining Refund Period, Noncurrent	7

[1]	Relieved as removal costs are incurred.
[2]	Relieved when plant is decommissioned.